Description of Business and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Presentation
The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Amounts are presented in thousands except share and per share information.
Comprehensive Loss
For the years ended December 31, 2022 and 2021, there was no difference between comprehensive loss and net loss.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances. Such estimates, judgments, and assumptions include estimated costs for capitalized internal-use
software, fair values of stock-based awards, valuation allowance for deferred tax assets and fair value of SAFEs. Actual results could be different from these estimates. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, the Company’s financial statements will be affected.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to avail itself of this extended transition period and, as a result, it does not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.
Concentration of Risk
Financial instruments that potentially subject the Company to credit risk consist principally of cash and cash equivalents. The Company maintains its cash primarily with domestic financial institutions of high credit quality, which may exceed federal deposit insurance corporation limits. The Company invest its cash equivalents in highly rated money market funds. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents and perform periodic evaluations of the credit standing of such institutions.
Fair Value Measurements
The carrying value of the Company’s financial instruments, including cash equivalents, accounts payable, accrued liabilities and notes payable approximates fair value due to their short-term nature. The Company’s investment portfolio consists of money market funds, which are carried at fair value. The Company has determined the carrying value to be equal to the fair value and has classified these investments as Level 1 financial instruments.
The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires the use of observable inputs and minimizes the use of unobservable inputs. The
Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.
Property and Equipment, Net
Property and equipment, net, which include computer equipment and software are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of 3 years. Expenditures for repairs and maintenance are expensed in the period incurred.
Capitalized
Internal-Use
Software Costs
Costs incurred to develop software and our platform for internal use consist primarily of direct employee-related and third-party contractor costs and are accounted for pursuant to ASC
350-40,
Internal Use Software
. Costs incurred during the preliminary planning and evaluation stage of the project are expensed as incurred. Costs incurred during the application development stage of the project are capitalized and amortized over an estimated useful life of 3 years.
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment when circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the sum of the future undiscounted cash flows the assets are expected to generate over the remaining useful lives of the assets. If a long-lived asset fails a recoverability test, the Company measures the amount by which the carrying value of the asset exceeds its fair value. There were no events or changes in business circumstances during the twelve months ended December 31, 2022 and 2021 that indicated the carrying amounts of any long-lived assets were not fully recoverable.
Advertising Expense
The Company recognizes advertising expenses as they are incurred, and such costs are included in sales and marketing expense in the statements of operations. During the twelve months ended December 31, 2022 and 2021, advertising expense totaled $4 thousand and $2 thousand, respectively.
Equity-Based Compensation Expense
The Company accounts for equity-based compensation arrangements granted to employees in accordance with ASC 718, “Compensation: Stock Compensation”, by measuring the grant date fair value of the award and recognizing the resulting expense over the period during which the employee is required to perform service in exchange for the award. Equity-based compensation expense is only recognized for awards subject to performance conditions if it is probable that the performance condition will be achieved.

The Company accounts for equity-based compensation arrangements issued to non-employees
using the fair value approach prescribed by ASU
2018-07,
“Compensation-Stock Compensation (ASC 718): Improvements to
Non-employee
Share-Based Payment Accounting”. The value of
non-employee
equity-based compensation is measured at the grant date using a fair value-based measure.
The fair value of each option award granted is estimated on the grant date. The grant date fair value of options with service based vesting conditions is determined using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of subjective assumptions, including the fair value of the underlying common stock, the expected term of the option, the expected volatility of the price of the Company’s common stock, risk-free interest rates, and the dividend yield of the Company’s common stock. The grant date fair value of options with performance-based market conditions is determined using a Monte-Carlo valuation simulation.

•	Fair Value of Common Stock — The Company determines the fair value of common stock based on the closing price of our common stock on the date of the grant.

•
Expected term — The expected term represents the period that the equity-based awards are expected to be outstanding. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting
and the contractual life of the options. For stock options granted to non-employees,
the expected term equals the remaining contractual term of the option from the vesting date.

•
Expected volatility — As the Company had no trading history for its common stock when we granted our option awards prior to the Business Combination (as defined below), the expected volatility was estimated by taking the average historic price volatility for industry peers, consisting of several public companies in our industry that are either similar in size, stage, or financial leverage, over a period equivalent to the expected term of the awards. Due to its limited trading history, the Company will continue to determine expected volatility using estimates of industry peers.

•
Risk-free interest rate — The risk-free interest rate is calculated using the average of the published interest rates of U.S. Treasury zero-coupon
issues with maturities that are commensurate with the expected term.

•	Expected dividend yield — The dividend yield assumption is zero as the Company has no history of or plans to make dividend payments.
The grant date fair value of options with performance-based market conditions is determined using a Monte-Carlo valuation simulation. For awards that vest based on service conditions and market conditions, the Company uses the straight-line method to recognize compensation expense over the respective service period. For awards that contain performance conditions, the Company determines the appropriate amount to expense based on the anticipated achievement of performance targets, which requires judgment, including forecasting the achievement of future specified targets. At the date performance conditions are determined to be probable of achievement, the Company records a cumulative expense catch-up,
with remaining expense amortized over the remaining service period. Throughout the performance period, the Company re-assesses
the estimated performance and updates the number of performance-based awards that the Company believes will ultimately vest.
Discounted stock purchases under the Better Therapeutics, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”) are valued on the first date of the offering period using the Black-Scholes option-pricing model to compute the fair value of the lookback provision plus the purchase discount. Discounted stock purchases under the ESPP are recognized over the offering period.
The Company accounts for forfeitures when they occur. For awards forfeited before completion of the requisite service period, previously recognized compensation cost is reversed in the period the award is forfeited.
Income Taxes
The Company accounts for income taxes using the asset and liability method under which deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities with consideration given to net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to be in effect when the differences are expected to reverse.
The Company assesses the likelihood that deferred tax assets will be recovered from future taxable income and a valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized. The Company adopted Accounting Standards Update (“ASU”)
No. 2015-17,
Income Taxes — Balance Sheet Classification of Deferred Taxes, and classified its deferred income taxes as non-current
in the balance sheets.
The Company recognizes and measures uncertain tax positions using a two-step
approach. The first step is to evaluate the tax position taken or expected to be taken by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained in an audit, after resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Significant judgment is required to evaluate uncertain tax positions. The Company evaluates its uncertain tax positions on a regular basis. The Company’s evaluations are based on a number of factors, including changes in facts and circumstances, changes in tax law, correspondence with tax authorities during the course of the audit, and effective settlement of audit issues.
Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share calculations are presented in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic No. 260 Earnings per Share and are calculated on the basis of the weighted average number of common shares outstanding during the period. Diluted per share calculations includes the dilutive effect of common stock equivalents in years with net income. As the Company has reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.
Revenue Recognition
On January 1, 2020, the Company adopted the requirements of Accounting Standards Update (“ASU”)
No. 2014-09,
Revenue from Contracts with Customers (Topic 606) (“ASC 606”). ASC 606 establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. The adoption of ASC 606 also requires the adoption of ASC Subtopic
340-40,
Other Assets and Deferred Costs-Contracts with Customers, which provides for the deferral of certain incremental costs of obtaining a contract with a customer. Collectively, references to ASC 606 used herein refer to both ASC 606 and Subtopic
340-40.
The core principle of ASC 606 is to recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This principle is achieved through applying the following five-step approach:

•	Identification of the contract, or contracts, with a client.

•	Identification of the performance obligations in the contract.

•	Determination of the transaction price.

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, the Company satisfies a performance obligation.

Segment Reporting
The Company operates as one operating segment as it only reports financial information on an aggregate basis to the Chief Executive Officer, its chief operating decision maker, who regularly reviews financial operating results for purposes of allocating resources and evaluating financial performance. There are no segment managers who are held accountable for operations, operating results, and plans for components or types of products or services below the unit level. As of December 31, 2022, all long-lived assets were in the United States.
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. In July 2018, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases, and ASU
No. 2018-11,
Leases (Topic 842), Targeted Improvements, which affect certain aspects of the previously issued guidance. In December 2018, the FASB issued ASU
No. 2018-20,
Narrow-Scope Improvements for Lessor, Leases (Topic 842), which provides guidance on sales tax and other taxes collected from lessees. In December 2019, the FASB issued ASU
No. 2019-01,
Codification Improvements to Topic 842, Leases, which affect certain aspects of the previously issued guidance. Amendments include an additional transition method that allows entities to apply the new standard on the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings, as well as a new practical expedient for lessors. The Company’s adoption
of this new standard on
January 1, 2021
did
no
t have a material impact on our financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes (Topic 740).
This ASU simplifies the accounting for income taxes by, among other things, eliminating certain existing exceptions related to the general approach in ASC 740 relating to franchise taxes, reducing complexity in the interim-period accounting for year-to-date
loss limitations and changes in tax laws, and clarifying the accounting for transactions outside of business combination that result in a step-up
in the tax basis of goodwill. The transition requirements are primarily prospective, and the effective date is January 1, 2021. The Company’s adoption of this new standard on January 1, 2021 did not have a material impact on our financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options (ASC
470-20)
and Derivatives and Hedging —
Contracts in Entity’s Own Equity (ASC
815-40)
. ASU
2020-06
simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU
2020-06
is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in GAAP. This ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company is currently evaluating the impact ASU
2020-06
will have on its financial statements.
The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Description of Business and Summary of Significant Accounting Policies
Note 1. Description of Business and Summary of Significant Accounting Policies
Description of Business
The Company’s mission is to advance human health through the power of behavior change.
Better Therapeutics, Inc. (the “Company” or “Better”), a Delaware corporation, is a prescription digital therapeutics (“PDT”) company developing U.S Food and Drug Administration (“FDA”) regulated cognitive behavioral therapy (“CBT”) that is accessed via an app on a patient’s smartphone to address the root causes of cardiometabolic diseases (“CMDx”). The Company’s clinically validated PDTs are intended to be prescribed by physicians and reimbursed by payers like traditional medicines. The mechanism of action embedded in its PDTs is a novel form of CBT developed by Better Therapeutics, targeting the specific behaviors that cause and contribute to the progression of the diseases it seeks to treat. The CBT delivered by its PDTs is designed to enable changes in neural pathways of the brain so that lasting changes in behavior become possible.
The Company’s first commercial product, AspyreRx
TM
(formerly
BT-001),
was authorized by the FDA to treat Type 2 Diabetes (“T2D”), in July 2023 and launched commercially in October 2023. AspyreRx is the first
FDA-authorized
digital behavioral therapeutic delivering CBT for the treatment of a cardiometabolic disease. The Company’s pipeline also includes programs for the treatment of hypertension, hyperlipidemia, Metabolic Dysfunction-Associated Steatotic Liver Disease (“MASLD”), Metabolic Dysfunction-Associated Steatohepatitis (“MASH”) and chronic kidney disease. Founded in 2015, the Company is led by executives that have track records of building multi-billion dollar businesses and extensive industry experience in developing and commercializing therapeutics and medical devices.
AspyreRx is a prescription-only digital treatment indicated to provide cognitive behavioral therapy to patients 18 years or older with T2D. The device targets behavior to aid in the treatment of T2D adjunctively with standard-of-care
in patients who are under the care of a healthcare provider. AspyreRx was reviewed through the FDA’s de novo
pathway and its authorization created a new class of diabetes digital behavioral therapeutic devices. The Company envisions AspyreRx becoming part of the standard-of-care
for adult patients with T2D given the clinical evidence supporting its efficacy and safety, its broad label to treat all adult patients with T2D across the entire disease spectrum, its mechanism of action in-line
with existing treatment guidelines, its broad accessibility to anyone with a smartphone and the potential cost savings the utilization of AspyreRx can generate for payers and health systems.
In September 2023, the Company completed enrollment in its real-world evidence studies to evaluate the long-term effectiveness and healthcare utilization changes associated with the use of AspyreRx for the treatment of T2D. The randomized, controlled, multi-site studies enrolled patients for a treatment period of at least 12 months. Change in A1c and healthcare resource utilization will be evaluated and compared to standard of care. The study seeks to provide payers and providers with long-term data related to usage and outcomes in a real-world like setting.
The Company also achieved positive
top-line
results in its LivVita study, a first-ever clinical study evaluating the feasibility of its digitally delivered CBT to reduce liver fat and improve liver disease biomarkers as a potential treatment for MASLD and MASH (formerly known as NAFLD/NASH). The results of this study were published in the peer reviewed journal Gastro Hep Advances in October 2023. Currently, there is no FDA approved treatment for these conditions, which affect one in four Americans and cause approximately $100 billion in direct medical costs annually. Because of the significant unmet medical need, the Company intends to submit a request to the FDA for Breakthrough Device Designation for its investigational
CBT-based
treatment platform by the end of 2023.

The Company has combined medical, behavioral and data sciences to develop a clinically validated software-based therapeutics platform targeting behavioral change at scale. The Company’s platform allows for the creation of multiple PDTs that are designed to treat patients with CBT, delivered digitally via an app, to address the underlying causes of CMDx. AspyreRx and its other PDTs, if authorized by the FDA, are intended to be prescribed by physicians and reimbursed by health insurance providers.
The Company is a remote, “fully distributed” company, and does not have offices.
Financings
On April 6, 2023, the Company entered into a Securities Purchase Agreement with certain investors pursuant to which it issued and sold an aggregate of 7,878,786 shares of its common stock to such investors, for an aggregate purchase price of approximately $6.5 million in private placement (the “April Private Placement”). The April Private Placement closed on April 10, 2023.
On July 25, 2023, the Company entered into a Securities Purchase Agreement with certain investors pursuant to which it issued and sold 2,897,654 shares of its common stock for an aggregate purchase price of $2.1 million in a private placement (the “July Private Placement”). The July Private Placement closed on July 27, 2023.
On July 25, 2023, the Company also entered into a Securities Purchase Agreement with a single investor pursuant to which it issued and sold 3,859,649 shares of its common stock for an aggregate purchase price of $2.2 million in a registered direct offering (the “July Registered Direct Offering”). The July Registered Direct Offering closed on July 27, 2023.
The Company used the net proceeds from the April Private Placement, July Private Placement and July Registered Direct Offering to support the execution of key milestones, including commercial launch of the FDA authorized AspyreRx.
“At-the-Market”
Offering
On May 11, 2023, the Company entered into an ATM Sales Agreement (the “Sales Agreement”) with Virtu Americas LLC (“Virtu”) pursuant to which the Company may issue and sell up to an aggregate amount of $6.9 million in shares of its common stock (the “ATM Shares”) from time to time, at its discretion, through Virtu as its sales agent or principal. Subject to the terms of the Sales Agreement, Virtu may sell the ATM Shares by any method permitted by law deemed to be an “at the market offering” as defined in Rule 415 of the Securities Act of 1933, as amended the (“Securities Act”), including, without limitation, sales made through the Nasdaq Capital Market or on any other existing trading market for the Company’s common stock. The Company may sell the ATM Shares in amounts and at times to be determined by the Company from time to time subject to the terms and conditions of the Sales Agreement, but it has no obligation to sell any ATM Shares under the Sales Agreement. The Company or Virtu may suspend or terminate the offering upon notice to the other party and subject to other conditions.
In July 2023, the Company issued and sold 2,023,583 shares of its common stock in
“at-the-market”
offerings pursuant to the Sales Agreement for an aggregate purchase price of $2.4 million. The Company used the net proceeds from the July ATM sales to support the execution of key milestones, including commercial launch of the FDA authorized AspyreRx. On July 25, 2023, the Company delivered written notice to Virtu that it was suspending and terminating the prospectus related to the common stock issuable pursuant to the terms of the
Sales Agreement. In August 2023, the Company filed a new ATM prospectus supplement related to the ATM shares. As a result, the Company may issue and sell up to an aggregate of $3.5 million in ATM Shares from time to time pursuant to the Sales Agreement.
Basis of Presentation
The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments consisting of normal recurring accruals considered necessary for fair presentation have been included. Operating results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results that may be expected for the year ended December 31, 2023. Accordingly, these interim financial statements should be read in conjunction with the audited financial statements and accompanying notes for the years ended December 31, 2022 and 2021.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to avail itself of this extended transition period and, as a result, it does not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.
Nasdaq Delisting Notice
On April 5, 2023, the Company received a deficiency letter (the “April Letter”) from the Listing Qualifications Department (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that it was not in compliance with the minimum stockholders’ equity requirement for continued listing on the Nasdaq Capital Market. The April Letter further noted that as of its date, the Company did not have a market value of listed securities of $35 million, or net income from continued operations of $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years, the alternative quantitative standards for continued listing on the Nasdaq Capital Market. In accordance with Nasdaq rules, the Company was provided 45 calendar days, or until May 19, 2023, to submit a plan to regain compliance (the “Compliance Plan”), with an extension of 180 calendar days to evidence compliance with the Stockholders’ Equity Requirement if the Compliance Plan is acceptable to the Staff. On April 24, 2023, the Company received a letter from Nasdaq notifying the Company that it had regained compliance with Nasdaq’s continued listing standards by demonstrating compliance with Nasdaq’s alternative standard of market value of listed securities in excess of $35 million under Nasdaq Listing Rule 5550(b)(2) and that the matter was closed.
On June 16, 2023 the Company received deficiency letters (the “June Letters”) from the Staff notifying the Company that it was not in compliance with the minimum bid price requirement and the market value of listed securities requirement for continued listing on the Nasdaq Capital Market. The June Letters noted that, as of their date, the bid price of the Company’s common stock was below $1 per share and the Company’s market value of listed securities was below $35 million, in each case for 30 consecutive business days. In accordance with Nasdaq rules, the Company has been provided 180 calendar days, or until December 13, 2023, to regain compliance. The June Letters are only a notification of deficiency, not of imminent delisting, and have no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market.
Liquidity and Capital Resources
The Company has been in the development stage and its activities have consisted principally of raising capital, performing research and development and preparing for the commercial launch of AspyreRx. Since inception the Company has incurred significant losses from operations. As of September 30, 2023, the Company had cash of $6.6 million and an accumulated deficit of $134.3 million. In April 2023, the Company completed a private placement of shares of the Company’s common stock for an aggregate purchase price of $6.5 million. In July 2023, the Company issued and sold 2,023,583 shares of its common stock in
“at-the-market”
offerings pursuant to the Sales Agreement for an aggregate purchase price of $2.4 million. Also in July 2023, the Company issued and sold 2,897,654 shares of common stock in a private placement for an aggregate purchase price of $2.1 million and issued and sold 3,859,649 shares of common stock in a registered direct offering for an aggregate purchase price of $2.2 million. In October 2023 the Company issued and sold 6,825,411 shares of its common stock in
“at-the-market”
offerings pursuant to the Sales Agreement for an aggregate purchase price of $2.9 million (See Note 10). The Company incurred a net loss of $22.8 million and used $19.7 million of cash in operating activities during the nine months ended September 30, 2023. The Company’s primary use of cash is to fund operating expenses, which predominantly relate to the commercial launch of AspyreRx and general and administrative expenses. Cash used to fund operating expenses is impacted by the timing of when the Company pays these expenses, as reflected in the change in its outstanding accounts payable and accrued expenses.
The Company has incurred negative cash flows from operating activities and investing activities and significant losses from operations in the past. The Company expects to incur substantial expenses in the foreseeable future for the development and commercialization of its product candidates, ongoing internal research and development programs and general and administrative activities. At this time, the Company cannot reasonably estimate the nature, timing or aggregate amount of costs for its development, commercialization, internal research and development programs and general and administrative activities. However, in order to complete its planned product development, and to complete the process of obtaining regulatory authorization or clearance for future product candidates, as well as to build the sales, marketing and distribution infrastructure that it believes will be necessary to commercialize AspyreRx and its future product candidates, if approved, the Company will require substantial additional funding in the future. Under its current operating plan and taking into account the proceeds raised under its ATM program in October 2023, the Company believes it has sufficient capital to fund its operations into the first quarter of 2024. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.
The Company plans to seek additional funding through various financing sources, including the sale of its equity and/or debt securities, and it is exploring other non-dilutive
options. If the Company is unable to obtain additional funding, or if it is unable to raise additional capital in sufficient amounts or on terms acceptable to it, the Company may have to significantly delay, reduce or terminate its product development programs or plans for commercialization. The Company could also be required to limit or terminate its operations, make reductions in its workforce, discontinue its development programs, liquidate all or portion of its assets or pursue other strategic alternatives.

Significant Risks and Uncertainties
The Company is subject to those risks common in its industry and also those risks common to early-stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products, technological obsolescence, competition, dependence on key personnel, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
At this time, there remains uncertainty relating to the effects of the
COVID-19
pandemic and economic and political developments, including the conflicts in Ukraine and Israel, rising interest rates and high inflation, and the impact of related responses. Any impact on the Company’s business, results of operations and financial condition will largely depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration of the pandemic, business disruptions and the ultimate impact of public health events and economic and political developments on financial markets and the global economy.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances. Such estimates, judgments, and assumptions include estimated costs for capitalized internal-use
software, fair values of stock-based awards and valuation allowance for deferred tax assets. Actual results could be different from these estimates. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, the Company’s financial statements will be affected.
Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share calculations are presented in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic No. 260 Earnings per Share and are calculated on the basis of the weighted average number of common shares outstanding during the period. Diluted per share calculations include the dilutive effect of common stock equivalents in years with net income. As the Company has reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.
Recent Accounting Pronouncements
In August 2020, the FASB issued ASU
2020-06,
Debt — Debt with Conversion and Other Options
(ASC 470-20)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (ASC
815-40).
ASU
2020-06
simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU
2020-06
is part of the FASB’s simplification initiative, which aims to reduce unnecessary complexity in GAAP. This ASU’s amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. The Company does not expect ASU
2020-06
to have an impact on its financial statements.
Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its financial condition, results of operations, cash flows or disclosures.